Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax
	For the Years Ended December 31,
	2012	2011
United States	$3,874,876	$1,001,605
Foreign	—	—
Income before income taxes	$3,874,876	$1,001,605

Schedule of Income Tax Expense
	For the Years Ended December 31,
	2012	2011
Current:
Federal	$62,000	$—
State	133,095	—
Total	195,095	—

Deferred:
Federal	—	—
State	—	—
Total	—	—
Income tax expense	$195,095	$—

Income Tax Expense (Benefit) Reconciliation
	As of December 31,
	2012	2011
Computed expected tax expense	$1,317,458	$340,546
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	193,744	44,431
Noncontrolling interest	(158,904)	(38,418)
Non-deductibles and other	3,837	—
Alternative minimum tax	62,000	—
Basis adjustment	—	885,036
State rate change	—	252,474
Change in valuation allowance	(1,223,040)	(1,484,069)
Income tax expense	$195,095	$—

Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets
	As of December 31,
	2012	2011
Impairment of asset	$—	$—
Net operating loss and carryforwards	9,389,000	10,444,529
Alternative minimum tax	62,000	—
Equity-based compensation expense	284,000	207,000
Deferred rent	—	—
Accrued compensation	—	—
Total deferred tax assets	9,735,000	10,651,529

Origination fee income	—	—
Partnership basis differences	(1,030,000)	(781,947)
Fixed assets	—	—
Other	—	—
Total deferred tax liabilities	(1,030,000)	(781,947)
Net deferred tax asset before valuation allowance	8,705,000	9,869,582
Valuation allowance	(8,705,000)	(9,869,582)
Total net deferred tax assets	$—	$—